Exceptional items (Tables)	12 Months Ended
Dec. 31, 2025
Exceptional items
Schedule of exceptional items

	Year ended December 31,
	2025	2024	2023
	$’m	$’m	$’m
Start-up related and other costs	6	24	36
Impairment charge/(reversal) - property, plant and equipment	10	(4)	18
Restructuring (credit)/charge	—	(4)	38
Exceptional items – cost of sales	16	16	92
Transaction-related and other costs	16	5	14
Exceptional items – SG&A expenses	16	5	14
Exceptional finance expense/(income)	14	(13)	(58)
Exceptional items – finance expense/(income)	14	(13)	(58)
Exceptional income tax (credit)/charge (note 7)	(22)	8	(14)
Total exceptional items, net of tax	24	16	34